Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2019
Other Payables and Accruals
Schedule of other payables and accruals

	December 31,	June 30,
	2018	2019
Unearned revenue	38,680	2,325
Accrued off-hire	7,376	6,584
Accrued purchases	18,578	7,012
Accrued interest	38,107	40,058
Other accruals	24,709	23,073
Total	127,450	79,052